Share-based payment - Summary of Outstanding Share Options, Strike Prices and Expiry Dates (Details)	12 Months Ended
	Dec. 31, 2024 Option $ / shares $ / shares	Dec. 31, 2023 Option $ / shares	Dec. 31, 2022 Option	Dec. 31, 2021 Option
Common Options Granted, 2006
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2006
Number of outstanding options granted | Option	600,000	600,000	600,000
Strike Price	$ 0.5
Expiry Date	2036
Common Options Granted, 2006
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2006
Number of outstanding options granted | Option	472,500	472,500	472,500
Strike Price	$ 0.33
Expiry Date	2036
Common Options Granted, 2007
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2007
Number of outstanding options granted | Option	465,000	465,000	465,000
Strike Price	$ 0.58
Expiry Date	2037
Common Options Granted, 2008
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2008
Number of outstanding options granted | Option	810,000	810,000	810,000
Strike Price	$ 0.83
Expiry Date	2038
Common Options Granted, 2009
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2009
Number of outstanding options granted | Option	900,000	900,000	900,000
Strike Price	$ 1.08
Expiry Date	2039
Common Options Granted, 2010
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2010
Number of outstanding options granted | Option	1,020,000	1,080,000	1,080,000
Strike Price	$ 1.08
Expiry Date	2040
Common Options Granted, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2011
Number of outstanding options granted | Option	1,252,500	1,312,500	1,312,500
Strike Price	$ 1.33
Expiry Date	2041
Common Options Granted, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2012
Number of outstanding options granted | Option	1,252,500	1,312,500	1,312,500
Strike Price	$ 1.67
Expiry Date	2042
Common Options Granted, 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2013
Number of outstanding options granted | Option	1,323,750	1,402,500	1,402,500
Strike Price	$ 2
Expiry Date	2043
Common Options Granted, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2014
Number of outstanding options granted | Option	1,406,250	1,481,250	1,481,250
Strike Price	$ 2.17
Average option fair value at grant date	$ 0.01
Average fair value of share at grant date	$ 0.03
Expiry Date	2044
Common Options Granted, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2015
Number of outstanding options granted | Option	1,458,000	1,548,000	1,548,000
Strike Price	$ 2.17
Average option fair value at grant date	$ 0.02
Average fair value of share at grant date	$ 0.04
Expiry Date	2045
Common Options Granted, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2016
Number of outstanding options granted | Option	1,733,250	1,823,250	1,823,250
Strike Price	$ 1.9
Average option fair value at grant date	$ 0.00003
Average fair value of share at grant date	$ 0.00003
Expiry Date	2046
Common Options Granted, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2017
Number of outstanding options granted | Option	720,000	821,250	851,250
Strike Price	$ 2.72
Average option fair value at grant date	$ 0.0002
Average fair value of share at grant date	$ 0.001
Expiry Date	2047
Common Options Granted, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2018
Number of outstanding options granted | Option	813,750	907,500	945,000
Strike Price	$ 3.1
Average option fair value at grant date	$ 0.13
Average fair value of share at grant date	$ 0.36
Expiry Date	2048
Common Options Granted, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2019
Number of outstanding options granted | Option	780,000	847,500	892,500
Strike Price	$ 4.33
Average option fair value at grant date	$ 0.41
Average fair value of share at grant date	$ 1.01
Expiry Date	2049
Common Options Granted, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2020
Number of outstanding options granted | Option	963,750	1,042,500	1,095,000
Strike Price	$ 5
Average option fair value at grant date	$ 2.5
Average fair value of share at grant date	$ 4.48
Expiry Date	2050
Common Options Granted, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2021
Number of outstanding options granted | Option	4,830,000	4,935,000	5,040,000
Strike Price	$ 6.33
Average option fair value at grant date	$ 3.75
Average fair value of share at grant date	$ 6.54
Expiry Date	2051
Common Options Granted, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2022
Number of outstanding options granted | Option	6,727,500	6,960,000	7,335,000
Strike Price	$ 9.67
Average option fair value at grant date	$ 2.08
Average fair value of share at grant date	$ 4.18
Expiry Date	2052
Common Options Granted, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2023
Number of outstanding options granted | Option	5,970,000	6,270,000
Strike Price	$ 12.17
Average option fair value at grant date	$ 9.37
Average fair value of share at grant date	$ 15.4
Expiry Date	2053
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding options granted | Option	33,498,750	34,991,250	29,366,250	22,031,250
Exit Options Granted, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2020
Number of outstanding options granted | Option	3,034,992	3,034,992	3,034,992
Strike Price	$ 2.37
Average option fair value at grant date	$ 3.04
Expiry Date	2050
Exit Options Granted, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2020
Number of outstanding options granted | Option	3,129,990	3,129,990	3,129,990
Strike Price	$ 3.67
Average option fair value at grant date	$ 2.77
Expiry Date	2050
Exit Options Granted, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2021
Number of outstanding options granted | Option	900,000	900,000	900,000
Strike Price	$ 6.33
Average option fair value at grant date	$ 3.84
Expiry Date	2051
Exit Options Granted, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2023
Number of outstanding options granted | Option	189,996	189,996
Strike Price		$ 2.37
Average option fair value at grant date	$ 2.68
Expiry Date	2051
Exit Options Granted, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Date	2023
Number of outstanding options granted | Option	189,996	189,996
Strike Price		$ 3.67
Average option fair value at grant date	$ 2.53
Expiry Date	2051
Exit options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding options granted | Option	7,444,974	7,444,974	7,064,982	7,064,982